Business Acquisition and Deconsolidation of Newave (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Business Acquisition [Line Items]
Business acquisition, total consideration	$ 6,035
Business acquisition, contingent consideration	4,243	0
Total net revenues	771,718	557,872	386,307
Net income (loss)	132,688	101,774	77,789
"Refund of Investments in Newave "	2,200
(Gain) Loss on deconsolidation/ disposal of subsidiaries	408	(1,537)
Minimum [Member]
Business Acquisition [Line Items]
Business acquisition, contingent consideration, settlement	0
Maximum [Member]
Business Acquisition [Line Items]
Business acquisition, contingent consideration, settlement	11,577
Shanghai Huangpu District Newave Education Training Center [Member]
Business Acquisition [Line Items]
Business acquisition, date	Sep. 01, 2010
Business acquisition, equity interest	100.00%
Newave [Member]
Business Acquisition [Line Items]
Total net revenues		4,757
Net income (loss)		$ 15